Share Capital and Reserves	6 Months Ended
Jun. 30, 2022
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
SHARE CAPITAL AND RESERVES
13.	SHARE CAPITAL AND RESERVES

a)	Authorized share capital

We are authorized to issue an unlimited number of Class A Shares. The Class A Shares do not have any special rights or restrictions attached. As of June 30, 2022, there were 5,057 Class A Shares issued and outstanding.

b)	Issued share capital

During the six-month period ended June 30, 2022, the Company:

i)	Issued, 4,375,000 units at a price of $1.60 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027. In connection with the offering, the Company incurred $900,720 in issuance costs as part of the transaction.

ii)	Issued, 171,608 shares, which were converted from Versus Holdco shares.

iii)	Issued, 590,625 shares at a price of $1.48 per unit for total proceeds of $874,125 as a result of the underwriter exercising the overallotment.

iv)	Issued 62,936 shares at a price of $0.70 to the Chief Innovation Officer of the Company in connection with the commitment to issue shares from the acquisition of Xcite Interactive, Inc.

During the year ended December 31, 2021, the Company:

i)	Issued 1,506,903 units at a price of $6.76 per unit in connection with the acquisition of Xcite.

ii)	issued, 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant. Unit A warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. Unit B warrants allow the purchaser to purchase one common share at $7.50 per share until January 20, 2026. In connection with the offering, the Company incurred $1,524,439 in issuance costs as part of the transaction.

iii)	issued, 1,553,372 common shares pursuant to exercise of 1,435,333 warrants and 118,039 stock options for total proceeds of $6,735,254.

iv)	issued, 215,341 units consisting of one share of common share and one Unit A warrant and one Unit B warrant in exchange for the forgiveness of $1,615,058 of debt and accrued interest.

v)	issued 29,307 shares of the Company’s common stock with a value of $206,614 to a third party in exchange for services (included in professional fees).

Escrow

At June 30, 2022, 313 common shares (December 31, 2021 – 313) of the Company are held in escrow due to misplaced share certificates originally issued to three individual shareholders.

c)	Stock options

The Company may grant incentive stock options to its officers, directors, employees, and consultants. The Company has implemented a rolling Stock Option Plan (the “Plan”) whereby the Company can issue up to 10% of the issued and outstanding common shares of the Company. Options have a maximum term of ten years and vesting is determined by the Board of Directors.

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	1,353,831	3.70
Granted	960,224	4.87
Exercised	(118,039)	3.32
Forfeited	(254,247)	3.39
Balance –December 31, 2021	1,941,769	4.24
Granted	34,500	1.14
Exercised	-	-
Forfeited	(18,813)	5.37
Balance – June 30, 2022	1,957,456	4.17

During the six months ended June 30, 2022, 34,500 stock options were granted by the Company. During the six months ended June 30, 2022, the Company recorded share-based compensation of $884,322 (June 30, 2021 - $478,008) relating to options vested during the period.

During the year ended December 31, 2021, 960,224 stock options were granted by the Company. During the year ended December 31, 2021, the Company recorded share-based compensation of $2,145,928 relating to options vested during the period.

The Company used the following assumptions in calculating the fair value of stock options for the period ended:

	June 30, 2022	December 31, 2021
Risk-free interest rate	2.14% – 2.91%	0.04% -0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 98.70%	102% - 128%

At June 30, 2022, the Company had incentive stock options outstanding as follows:

Expiry Date	Options Outstanding	Options Exercisable	Exercise Price	Weighted Average Remaining Life
			($)	(years)
September 14, 2022	74,156	74,156	4.46	0.70
June 6, 2023	14,063	14,063	5.70	1.43
September 4, 2023	12,813	12,212	2.97	1.68
April 2, 2024	106,875	106,875	2.52	2.26
June 27, 2024	6,250	6,250	2.56	2.49
September 27, 2024	300,000	206,250	4.53	2.74
October 22, 2024	12,500	12,500	4.03	2.81
July 24, 2025	242,095	242,095	2.98	3.57
July 31, 2025	166,116	162,655	2.98	3.57
August 10, 2025	12,500	11,458	2.98	3.61
November 19, 2025	15,364	5,762	4.59	2.89
June 1, 2026	56,816	56,816	7.04	4.47
June 29, 2026	329,500	82,375	5.65	4.47
August 19, 2026	573,908	233,150	4.20	3.7
March 18, 2027	22,500	-	1.32	5.00
May 10, 2027	12,000	-	0.79	5.00
	1,957,456	1,226,617	4.17	3.43

d)	Share purchase warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	2,692,622	3.61
Exercised	(1,088,713)	4.21
Expired	(492,461)	4.21
Issued	3,374,682	7.50
Balance – December 31, 2021	4,486,130	6.83
Exercised	-	-
Expired	(2,015,008)	7.03
Issued	4,965,625	1.92
Balance – June 30, 2022	7,436,747	2.21

During the six month period ended June, 2022, the Company:

i)	On February 28, 2022, the Company completed a public offering and issued 4,375,000 units at a price of $1.60 per unit per unit for total proceeds of $7,000,000. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027.

ii)	On March 24, 2022, the underwriter exercised its overallotment option, and the Company issued 590,625 units at a price of $1.48 per unit for total proceeds of $874,125. Each unit consisted of one common share and one warrant, to purchase one common share at $1.92 per share until February 28, 2027.

During the year ended December 31, 2021, the Company:

iii)	On January 21, 2021, Company completed a public offering and issued 1,472,000 units at a price of $7.50 per unit per unit for total proceeds of $11,040,000. Each unit consisted of one common share, one Unit A warrant and one Unit B warrant, each to purchase one common share for a total of 2,944,000 warrants issued at $7.50 per share until January 21, 2023.

iv)	On January 21, 2021, the Company entered into a debt exchange agreement and exchanged 215,341 shares of common stock for the reduction of $1,615,058 of debt and accrued interest. As part of the agreement the Company also issued 215,341 Unit A warrants and 215,341 Unit B warrants issued at $7.50 per share until January 21, 2023.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

June 30, 2022
Risk-free interest rate	0.25%
Expected life of warrants	0.7 – 1.76 years
Expected dividend yield	Nil
Volatility	75%
Weighted average fair value per warrant	$3.38

At June 30, 2022, the Company had share purchase warrants outstanding as follows:

Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
July 17, 2022	172,531	4.71	0.30
November 17, 2022	611,250	4.89	0.53
January 20, 2026	1,687,341	7.50	3.81
February 28, 2027	4,965,625	1.92	4.91
	7,436,747	2.21	0.91